PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2023
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

			Machinery,
			equipment and	Work in
	Land	Buildings	facilities	progress	Other (1)	Total
Average rate %		3.52	6.24		17.41

Accumulated cost	9,791,102	9,415,818	43,949,632	1,603,915	1,104,601	65,865,068
Accumulated depreciation		(3,577,097)	(23,344,836)		(773,432)	(27,695,365)
Balance as of December 31, 2021	9,791,102	5,838,721	20,604,796	1,603,915	331,169	38,169,703
Additions	5,089	516	381,741	11,220,806	15,832	11,623,984
Additions of merged companies	3,829,344					3,829,344
Write-offs	(69,773)	(10,613)	(58,435)		(3,384)	(142,205)
Depreciation		(310,429)	(2,367,163)		(124,464)	(2,802,056)
Transfers	930,646	246,782	1,057,714	(2,451,570)	194,292	(22,136)
Accumulated cost	14,486,408	9,644,875	45,160,365	10,373,151	1,281,328	80,946,127
Accumulated depreciation		(3,879,898)	(25,541,712)		(867,883)	(30,289,493)
Balance as of December 31, 2022	14,486,408	5,764,977	19,618,653	10,373,151	413,445	50,656,634
Additions (2)	11,504		233,146	6,159,347	4,567	6,408,564
Amounts from the acquisition of MMC Brasil (3)	4,572	110,965	451,969	8,306	13,353	589,165
Write-offs	(23,121)	(30,925)	(31,743)		(57,907)	(143,696)
Depreciation		(152,674)	(1,236,907)		(65,881)	(1,455,462)
Transfers	255,036	158,860	1,051,866	(1,609,709)	117,050	(26,897)
Accumulated cost	14,734,399	9,852,001	46,791,386	14,931,095	1,347,625	87,656,506
Accumulated depreciation		(4,000,798)	(26,704,402)		(922,998)	(31,628,198)
Balance as of June 30, 2023	14,734,399	5,851,203	20,086,984	14,931,095	424,627	56,028,308

1)	Includes vehicles, furniture and utensils and computer equipment.
2)	The addition of work in progress refers, mainly to the Cerrado Project, of which R$649,116 is a non-cash effect in the period.
3)	On June 1, 2023, the Company completed the acquisition of MMC Brasil Indústria e Comércio Ltda.(Note 1.2.3.)